Financial instruments - classification - Offsetable liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Offsetable instruments
Gross	£ 3,770	£ 33,275
IFRS offset	(9)	(15,980)
Balance sheet	3,761	17,295
Offsetable potential not recognised by IFRS
Effect of master netting agreement and similar agreements	(1,806)	(2,932)
Cash collateral		(8)
Other financial collateral		(12,442)
Net amount after the effect of netting arrangements and related collateral	1,955	1,913
Instruments outside netting arrangements	53,268	2,168
Balance sheet total	57,029	19,463
Derivatives
Offsetable instruments
Gross	3,051	4,095
Balance sheet	3,051	4,095
Offsetable potential not recognised by IFRS
Effect of master netting agreement and similar agreements	(1,806)	(2,318)
Cash collateral		(8)
Net amount after the effect of netting arrangements and related collateral	1,245	1,769
Instruments outside netting arrangements	127	559
Balance sheet total	3,178	4,654
Deposits by banks
Offsetable instruments
Gross	719
IFRS offset	(9)
Balance sheet	710
Offsetable potential not recognised by IFRS
Net amount after the effect of netting arrangements and related collateral	710
Instruments outside netting arrangements	53,137
Balance sheet total	53,847
Repurchase agreements
Offsetable instruments
Gross		27,531
IFRS offset		(14,475)
Balance sheet		13,056
Offsetable potential not recognised by IFRS
Effect of master netting agreement and similar agreements		(614)
Other financial collateral		(12,442)
Balance sheet total		13,056
Settlement balances
Offsetable instruments
Gross		1,649
IFRS offset		(1,505)
Balance sheet		144
Offsetable potential not recognised by IFRS
Net amount after the effect of netting arrangements and related collateral		144
Instruments outside netting arrangements	4	1,609
Balance sheet total	£ 4	£ 1,753